Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Disclosures Related to Operating Lease

Six Months Ended
December 31, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company’s unaudited condensed statement of operations)	$154,463

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the three months ended December 31, 2021	$118,796
Remaining lease term – operating leases (in years)	2.25
Average discount rate – operating leases	10%
The supplemental balance sheet information related to leases for the periods are as follows:

Operating leases
Short-term right-of-use assets	$255,734
Long-term right-of-use assets	$355,129
Total operating lease assets	$610,864

Short-term operating lease liabilities	$256,579
Long-term operating lease liabilities	$385,108
Total operating lease liabilities	$641,687

For The Year Ended
June 30, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company’s unaudited condensed statement of operations)	$308,925

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended June 30, 2021	$220,328
Remaining lease term – operating leases (in years)	2.75
Average discount rate – operating leases	10%
The supplemental balance sheet information related to leases for the periods are as follows:
Operating leases
Short-term Right-of-use assets	$243,406
Long-term Right-of-use assets	$486,253
Total operating lease assets	$729,659

Short-term operating lease liabilities	$239,521
Long-term operating lease liabilities	$524,149
Total operating lease liabilities	$763,670

Schedule of Maturities of Lease Liabilities

Maturities of the Company’s lease liabilities are as follows:

Operating
Period ending December 31, 2021	Lease
2022	$309,770
2023	196,424
2024	175,026
2025	59,506
Total lease payments	740,726

Less: Imputed interest/present value discount	(99,040)
Present value of lease liabilities	$641,687

Maturities of the Company’s lease liabilities are as follows:

Period ending June 30,	Operating
Lease
2022	305,040
2023	273,425
2024	172,465
2025	147,446
Total lease payments	898,376

Less: Imputed interest/present value discount	(134,706)
Present value of lease liabilities	$763,669